ASSETS CLASSIFIED AS HELD FOR SALE (Details Textual) - USD ($)					12 Months Ended
	Sep. 01, 2021	Dec. 01, 2020	Sep. 30, 2020	Feb. 14, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Purchase of investments other than investments accounted for using equity method					$ 0	$ 0
Impairment loss recognised on assets of disposal group					2,551,000	576,000	$ 0
Identifiable assets acquired (liabilities assumed)						135,105,000
Property, plant and equipment recognised as of acquisition date					243,596,000,000	243,883,000
Cash and cash equivalents recognised as of acquisition date					15,774,000,000	15,774,000
Grindrod Shipping South Africa [Member]
Statement1 [Line Items]
Gain (loss) on measurement to fair value less cost to sell of the assets and liabilities of disposal group					138,000
Accumulated impairment [member]
Statement1 [Line Items]
Impairment loss recognised on assets of disposal group					$ 2,551,000	$ 576,000	$ 3,179,000
IVS Bulk Pte Ltd [Member]
Statement1 [Line Items]
Proportion of ownership interest in joint venture	68.86%	66.75%	66.75%		33.50%
Identifiable assets acquired (liabilities assumed)					$ 134,818,000,000
Book value of the net assets acquired					$ 147,683,000,000
IVS Bulk Pte Ltd [Member] | Bottom of range [member]
Statement1 [Line Items]
Proportion of ownership interest in joint venture				33.50%
IVS Bulk Pte Ltd [Member] | Top of range [member]
Statement1 [Line Items]
Proportion of ownership interest in joint venture				66.75%